Morgan Stanley Variable Investment Series

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

May 1, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 205549

Re:    Morgan Stanley Variable Investment Series

File Number: 2-82510, 811-03692

Ladies and Gentlemen:

On behalf of the Morgan Stanley Variable Investment Series (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on April 8, 2009, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 8, 2009, accession number 0001104659-09-023202.

If you have any questions or comments regarding this filing, please contact Sheri Schreck at (212) 296- 6989 (tel), (646) 290-2042 (fax).

Very truly yours,

Morgan Stanley Variable Investment Series

/s/ Sheri Schreck
Sheri Schreck

cc:           Stefanie V. Chang Yu